Annual Operating Expenses {- Overseas Portfolio} - 02.28 VIP Overseas Portfolio Investor PRO-11 - Overseas Portfolio - VIP Overseas Portfolio-Investor VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.66%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.87%